CONVERTIBLE PROMISSORY DEBENTURES (Details Narrative) - USD ($)																																								1 Months Ended
	Jun. 30, 2023	Jun. 02, 2023	Dec. 22, 2022	Dec. 22, 2022	Nov. 21, 2022	Nov. 21, 2022	Nov. 14, 2022	Nov. 09, 2022	Nov. 09, 2022	Oct. 20, 2022	Oct. 20, 2022	Sep. 20, 2022	Sep. 20, 2022	Sep. 09, 2022	Aug. 31, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 22, 2022	Jun. 22, 2022	Jun. 01, 2022	Jun. 01, 2022	May 10, 2022	Apr. 28, 2022	Apr. 28, 2022	Mar. 23, 2022	Mar. 23, 2022	Oct. 28, 2021	Oct. 22, 2021	Oct. 22, 2021	Oct. 22, 2021	Oct. 20, 2020	Oct. 20, 2020	Sep. 17, 2020	Sep. 17, 2020	Jun. 23, 2020	Jun. 23, 2020	Jan. 28, 2020	Jan. 28, 2020	Jan. 28, 2020	Aug. 31, 2022	Jul. 31, 2022	Dec. 31, 2022	Nov. 23, 2022	Aug. 30, 2022	Jun. 02, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares	21,660,227
Original issue discount amount	$ 128,646																																									$ 392,883
Common Stock [Member]
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares	10,830,117
Convertible Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date			Dec. 22, 2023
Interest percentage			0.00%	0.00%
Convertible Promissory Note Sixteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description			110,000 aggregate principal amount of Note due December 22, 2023 based on $1.00 for each $0.90909 paid by Osher	December 22, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt			$ 110,000	$ 110,000
Debt instrument maturity date			Dec. 22, 2023	Dec. 22, 2023
Term of warrants			5 years	5 years
Aggregate number of warrants to purchase shares			733,333	733,333
Exercise price of warrants per share			$ 0.25	$ 0.25
Proceeds from issuance of convertible debt			$ 100,000
Original issue discount amount			$ 10,000	$ 10,000
Debt instrument conversion price per share			$ 0.15	$ 0.15
Convertible Promissory Note Sixteen [Member] | Brio Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Term of warrants			5 years	5 years
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date												Sep. 20, 2023
Interest percentage												0.00%	0.00%
Convertible Promissory Note Twelve [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description												110,000 aggregate principal amount of Note due September 20, 2023 based on $1.00 for each $0.90909 paid by Osher	September 20, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt			$ 110,000	$ 110,000								$ 110,000	$ 110,000
Debt instrument maturity date												Sep. 20, 2023
Term of warrants												5 years	5 years
Aggregate number of warrants to purchase shares												733,333	733,333
Exercise price of warrants per share												$ 0.25	$ 0.25
Proceeds from issuance of convertible debt												$ 100,000
Original issue discount amount												$ 10,000	$ 10,000
Debt instrument conversion price per share												$ 0.15	$ 0.15
Convertible Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date							Nov. 14, 2023
Interest percentage							0.00%
Convertible Promissory Note Fifteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description							November 14, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt							$ 55,000
Debt instrument maturity date							Nov. 14, 2023
Term of warrants							5 years
Aggregate number of warrants to purchase shares							366,667
Exercise price of warrants per share							$ 0.25
Proceeds from issuance of convertible debt							$ 50,000
Original issue discount amount							$ 5,000
Debt instrument conversion price per share							$ 0.15
Convertible Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date									Nov. 09, 2023
Interest percentage								0.00%	0.00%
Convertible Promissory Note Fourteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description								November 9, 2023 based on $1.00 for each $0.90909 paid by Brio	82,500 aggregate principal amount of Note due November 9, 2023 based on $1.00 for each $0.90909 paid by Brio
Aggregate principal amount of debt								$ 82,500	$ 82,500
Debt instrument maturity date									Nov. 09, 2023
Term of warrants								5 years	5 years
Aggregate number of warrants to purchase shares								550,000	550,000
Exercise price of warrants per share								$ 0.25	$ 0.25
Proceeds from issuance of convertible debt									$ 75,000
Original issue discount amount								$ 7,500	$ 7,500
Debt instrument conversion price per share								$ 0.15	$ 0.15
Convertible Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date										Oct. 20, 2023
Interest percentage										0.00%	0.00%
Convertible Promissory Note Thirteen [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description										110,000 aggregate principal amount of Note due October 20, 2023 based on $1.00 for each $0.90909 paid by Osher	October 20, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt										$ 110,000	$ 110,000
Debt instrument maturity date										Oct. 20, 2023
Term of warrants										5 years	5 years
Aggregate number of warrants to purchase shares										733,333	733,333
Exercise price of warrants per share										$ 0.25	$ 0.25
Proceeds from issuance of convertible debt										$ 100,000
Original issue discount amount										$ 10,000	$ 10,000
Debt instrument conversion price per share										$ 0.15	$ 0.15
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date														Sep. 09, 2023
Interest percentage														0.00%
Convertible Promissory Note Eleven [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description														September 9, 2023 based on $1.00 for each $0.90909 paid by Brio
Term of warrants														5 years
Convertible Promissory Note Eleven [Member] | Brio Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Debt conversion, description														82,500 aggregate principal amount of Note due September 9, 2023 based on $1.00 for each $0.90909 paid by Brio
Aggregate principal amount of debt														$ 82,500
Debt instrument maturity date														Sep. 09, 2023
Term of warrants														5 years
Aggregate number of warrants to purchase shares														550,000
Exercise price of warrants per share														$ 0.25
Proceeds from issuance of convertible debt														$ 75,000
Original issue discount amount														$ 7,500
Debt instrument conversion price per share														$ 0.15
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																																								Aug. 31, 2023
Interest percentage															0.00%	0.00%																								0.00%
Convertible Promissory Note Ten [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description															August 31, 2023 based on $1.00 for each $0.90909 paid by Osher	110,000 aggregate principal amount of Note due August 31, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt															$ 110,000	$ 110,000																								$ 110,000
Debt instrument maturity date															Aug. 31, 2023	Aug. 31, 2023
Term of warrants															5 years	5 years																								5 years
Aggregate number of warrants to purchase shares															733,333	733,333																								733,333
Exercise price of warrants per share															$ 0.25	$ 0.25																								$ 0.25
Proceeds from issuance of convertible debt																$ 100,000
Original issue discount amount															$ 10,000	$ 10,000																								$ 10,000
Debt instrument conversion price per share															$ 0.15	$ 0.15																								$ 0.15
Convertible Promissory Note Ten [Member] | Brio Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Exercise price of warrants per share																																												$ 0.25
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt		$ 16,500
Debt instrument, maturity date, description																	July 2023
Shares issued upon conversion of debt		33,000
Interest percentage																	0.00%																								0.00%
Convertible Promissory Note Nine [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description																	July 2023 based on $1.00 for each $0.90909 paid by the noteholder																								341,000 aggregate principal amount of Note (total of $310,000 cash was received) due in various dates in July 2023 based on $1.00 for each $0.90909 paid by the noteholder
Aggregate principal amount of debt		$ 16,500															$ 341,000																								$ 341,000
Term of warrants																	5 years																								5 years
Aggregate number of warrants to purchase shares																	676,936																								676,936				33,000
Exercise price of warrants per share																	$ 0.50																								$ 0.50
Proceeds from issuance of convertible debt																	$ 310,000																								$ 310,000
Debt instrument conversion price per share																	$ 0.50																								$ 0.50
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																			Jun. 22, 2023
Interest percentage																		0.00%	0.00%
Convertible Promissory Note Eight [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description																		June 22, 2023 based on $1.00 for each $0.90909 paid by Osher	82,500 aggregate principal amount of Note due June 22, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt																		$ 82,500	$ 82,500
Debt instrument maturity date																		Jun. 22, 2023	Jun. 22, 2023
Term of warrants																		5 years	5 years
Aggregate number of warrants to purchase shares																		165,000	165,000
Exercise price of warrants per share																		$ 0.50	$ 0.50
Proceeds from issuance of convertible debt																			$ 75,000
Original issue discount amount																		$ 7,500	$ 7,500
Debt instrument conversion price per share																		$ 0.50	$ 0.50
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																					Jun. 01, 2023
Interest percentage																				0.00%	0.00%
Convertible Promissory Note Seven [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description																				June 1, 2023 based on $1.00 for each $0.90909 paid by Osher	55,000 aggregate principal amount of Note due June 1, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt																				$ 55,000	$ 55,000
Debt instrument maturity date																				Jun. 01, 2023	Jun. 01, 2023
Term of warrants																				5 years	5 years
Aggregate number of warrants to purchase shares																				110,000	110,000
Exercise price of warrants per share																				$ 0.50	$ 0.50
Proceeds from issuance of convertible debt																					$ 50,000
Original issue discount amount																				$ 5,000	$ 5,000
Debt instrument conversion price per share																				$ 0.50	$ 0.50
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																						May 10, 2023
Interest percentage																						0.00%
Convertible Promissory Note Six [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description																						May 10, 2023 based on $1.00 for each $0.90909 paid by Brio
Convertible Promissory Note Six [Member] | Brio Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Debt conversion, description																						110,000 aggregate principal amount of Note due May 10, 2023 based on $1.00 for each $0.90909 paid by Brio
Aggregate principal amount of debt																						$ 110,000
Debt instrument maturity date																						May 10, 2023
Term of warrants																						5 years
Aggregate number of warrants to purchase shares																						220,000
Exercise price of warrants per share																						$ 0.50
Proceeds from issuance of convertible debt																						$ 100,000
Original issue discount amount																						$ 10,000
Debt instrument conversion price per share																						$ 0.50
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																								Apr. 28, 2023
Interest percentage																							0.00%	0.00%
Convertible Promissory Note Five [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description																							April 28, 2023 based on $1.00 for each $0.90909 paid by Osher	110,000 aggregate principal amount of Note due April 28, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt																							$ 110,000	$ 110,000
Debt instrument maturity date																							Apr. 28, 2023	Apr. 28, 2023
Term of warrants																							5 years	5 years
Aggregate number of warrants to purchase shares																							220,000	220,000
Exercise price of warrants per share																							$ 0.50	$ 0.50
Proceeds from issuance of convertible debt																								$ 100,000
Original issue discount amount																							$ 10,000	$ 10,000
Debt instrument conversion price per share																							$ 0.50	$ 0.50
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																										Mar. 23, 2023
Interest percentage																									0.00%	0.00%
Convertible Promissory Note Four [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion, description																									March 23, 2023 based on $1.00 for each $0.90909 paid by Osher	110,000 aggregate principal amount of Note due March 23, 2023 based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt																									$ 110,000	$ 110,000
Debt instrument maturity date																									Mar. 23, 2023	Mar. 23, 2023
Term of warrants																									5 years	5 years
Aggregate number of warrants to purchase shares																									220,000	220,000
Exercise price of warrants per share																									$ 0.50	$ 0.50
Proceeds from issuance of convertible debt																										$ 100,000
Original issue discount amount																									$ 10,000	$ 10,000
Debt instrument conversion price per share																									$ 0.50	$ 0.50
Convertible Promissory Note Four [Member] | Brio Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Debt conversion, description																									March 23, 2023 based on $1.00 for each $0.90909 paid by Brio	110,000 aggregate principal amount of Note due March 23, 2023 based on $1.00 for each $0.90909 paid by Brio
Aggregate principal amount of debt																									$ 110,000	$ 110,000
Debt instrument maturity date																									Mar. 23, 2023	Mar. 23, 2023
Term of warrants																									5 years	5 years
Aggregate number of warrants to purchase shares																									220,000	220,000
Exercise price of warrants per share																									$ 0.50	$ 0.50
Proceeds from issuance of convertible debt																										$ 100,000
Original issue discount amount																									$ 10,000	$ 10,000
Debt instrument conversion price per share																									$ 0.50	$ 0.50
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																																		Oct. 20, 2022
Interest percentage																																	0.00%	0.00%
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt																											$ 16,714
Debt principal amount converted																											$ 199,650
Shares issued upon conversion of debt																											42,857
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt conversion, description																																	181,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 paid by Osher	181,500 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due September 30, 2021, based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt																																	$ 181,500	$ 181,500
Term of warrants																																	5 years	5 years
Aggregate number of warrants to purchase shares																																	8,250	8,250
Exercise price of warrants per share																																	$ 30.00	$ 30.00
Proceeds from issuance of convertible debt																																		$ 165,000
Original issue discount amount																																	$ 16,500	$ 16,500
Debt instrument conversion price per share																																	$ 0.39	$ 0.39
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member] | Amended Convertible Debt Agreement [Member]
Short-Term Debt [Line Items]
Term of warrants																												5 years	5 years	5 years
Aggregate number of warrants to purchase shares																												450,000	450,000	450,000	465,366	465,366	8,250	8,250
Exercise price of warrants per share																												$ 1.00	$ 1.00	$ 1.00	$ 0.59	$ 0.59
Debt instrument, maturity date, description																												maturity date from October 20, 2021 to October 20, 2022		maturity date from October 20, 2021 to October 20, 2022.	maturity date from September 30, 2021 to October 20, 2021	maturity date from September 30, 2021 to October 20, 2021.
Debt instrument carrying amount																											$ 199,650	$ 717,530	$ 717,530	$ 717,530	$ 652,300	$ 652,300
Accrued interest																												$ 65,230
Debt principal amount converted																											$ 16,714
Shares issued upon conversion of debt																											42,857
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																																				Oct. 20, 2022
Interest percentage																																			0.00%	0.00%
Convertible Promissory Note Two [Member] | Osher Capital Partners LLC [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt conversion, description																																			June 23, 2021, based on $1.00 for each $0.90909 paid by Osher	50,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture (the “Note”) due June 23, 2021, based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt																																			$ 50,000	$ 50,000
Debt instrument maturity date																																			Jun. 23, 2021	Jun. 23, 2021
Term of warrants																												5 years	5 years	5 years					5 years	5 years
Aggregate number of warrants to purchase shares																												450,000	450,000	450,000					10,000	10,000
Exercise price of warrants per share																												$ 1.00	$ 1.00	$ 1.00					$ 30.00	$ 30.00
Proceeds from issuance of convertible debt																															$ 50,005					$ 50,005
Original issue discount amount																																			$ 0	$ 0
Debt instrument conversion price per share																																			$ 0.39	$ 0.39
Debt instrument, maturity date, description																												maturity date from October 20, 2021 to October 20, 2022		maturity date from October 20, 2021 to October 20, 2022.	une 23, 2021 to October 20, 2021	June 23, 2021 to October 20, 2021.
Debt instrument carrying amount																												$ 717,530	$ 717,530	$ 717,530	$ 652,300	$ 652,300
Accrued interest																												$ 65,230
Convertible Promissory Note Two [Member] | Osher Capital Partners LLC [Member] | Amended Convertible Debt Agreement Two [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt																															$ 55,000	$ 55,000
Aggregate number of warrants to purchase shares																															141,020	141,020
Exercise price of warrants per share																															$ 0.59	$ 0.59
Original issue discount amount																															$ 4,995	$ 4,995
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																																							Oct. 20, 2022
Interest percentage																																					0.00%	0.00%	0.00%
Convertible Promissory Note One [Member] | Osher Capital Partners LLC [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt conversion, description																																					385,000 aggregate principal amount of Original Issue Discount Senior Convertible Debenture due January 26, 2021, based on $1.00 for each $0.90909 paid by Osher	January 26, 2021, based on $1.00 for each $0.90909 paid by Osher
Aggregate principal amount of debt																																					$ 385,000	$ 385,000	$ 385,000
Debt instrument maturity date																																					Jan. 26, 2021
Term of warrants																												5 years	5 years	5 years							5 years	5 years	5 years
Aggregate number of warrants to purchase shares																												450,000	450,000	450,000							80,209	80,209	80,209
Exercise price of warrants per share																												$ 1.00	$ 1.00	$ 1.00							$ 7.00	$ 7.00	$ 7.00
Proceeds from issuance of convertible debt																																					$ 350,005
Original issue discount amount																																					$ 34,995	$ 34,995	$ 34,995
Debt instrument conversion price per share																																					$ 0.094	$ 0.094	$ 0.094
Debt instrument, maturity date, description																												maturity date from October 20, 2021 to October 20, 2022		maturity date from October 20, 2021 to October 20, 2022.
Debt instrument carrying amount																												$ 717,530	$ 717,530	$ 717,530	$ 652,300	$ 652,300
Accrued interest																												$ 65,230
Convertible Promissory Note One [Member] | Osher Capital Partners LLC [Member] | Amended Convertible Debt Agreement [Member]
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares																																					4,113,083	4,113,083	4,113,083
Exercise price of warrants per share																																					$ 0.14	$ 0.14	$ 0.14
Debt instrument, maturity date, description																																					maturity date from June 23, 2021 to October 20, 2021	maturity date from June 23, 2021 to October 20, 2021.
Interest percentage																																					8.00%	8.00%	8.00%
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Term of warrants																												5 years	5 years	5 years
Aggregate number of warrants to purchase shares																												450,000	450,000	450,000
Exercise price of warrants per share																												$ 1.00	$ 1.00	$ 1.00
Debt instrument, maturity date, description																													October 20, 2021 to October 20, 2022
Convertible Promissory Note [Member] | Third Party Investor [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Aggregate number of warrants to purchase shares																																											968,000
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member] | Third Party Investor [Member]
Short-Term Debt [Line Items]
Debt conversion, description					November 21, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder	145,200 aggregate principal amount of Note due November 21, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Aggregate principal amount of debt					$ 145,200	$ 145,200																																					$ 145,200
Debt instrument maturity date						Nov. 21, 2023
Term of warrants					5 years	5 years
Aggregate number of warrants to purchase shares					968,000	968,000
Exercise price of warrants per share					$ 0.25	$ 0.25
Proceeds from issuance of convertible debt						$ 132,000
Original issue discount amount					$ 13,200	$ 13,200
Debt instrument conversion price per share					$ 0.15	$ 0.15
Convertible Promissory Note Seventeenth [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt		$ 181,500
Debt instrument maturity date	Mar. 27, 2024
Shares issued upon conversion of debt		1,210,000
Interest percentage	0.00%
Convertible Promissory Note Seventeenth [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt	$ 970,200	$ 181,500
Debt instrument maturity date	Mar. 27, 2024
Aggregate number of warrants to purchase shares	6,468,000	1,210,000
Exercise price of warrants per share	$ 0.25
Proceeds from issuance of convertible debt	$ 882,000
Original issue discount amount	$ 88,200
Debt instrument conversion price per share	$ 0.15
Debt instrument, maturity date, description	January 2024 through March 27, 2024 based on $1.00 for each $0.90909 paid by the previous noteholder
Convertible Promissory Note Seventeenth [Member] | Brio Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Term of warrants	5 years